Shareholders' equity - Capital reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 26, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	R$ 1,620,064	R$ 1,789,844		R$ 1,057,209	R$ 1,170,520
Legal reserve (expressed as a percentage of net income)	5.00%
Threshold percentage of capital for legal reserve	20.00%
Percentage of capital that the Capital reserve exceeds	30.00%
Capital reserves
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	R$ 1,153,554	1,165,605
Goodwill in capital subscription
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	1,222,025	1,222,025
Goodwill on capital subscription			R$ 682,454
Profit or Loss on the Sale of Treasury Shares
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	(4,592)
Stock option plan
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	32,278	39,737
Expenditures with issuance of shares
Disclosure of reserves within equity [line items]
Legal reserve, profit retention and capital reserves	R$ (96,157)	R$ (96,157)